United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment    [  ];  Amendment Number:
This Amendment (Check only one):   [  ]  is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:                Exeter Trust Company
Address:             One Harbour Place, Suite 400
                     Portsmouth, New Hampshire   03801

Mailing Address:     1100 Chase Square
                     Rochester, New York   14604

13F File Number:     To be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:           Michelle LaMachia
Title:          Compliance Liason
Phone:          (716) 325-6880

Signature, Place and Date of Signing

/s/Michelle LaMachia
   Michelle LaMachia          Rochester, New York          May 13, 1999

Report Type (Check only one):

[  ]     13F Holdings Report

[X]      13F Notice

[  ]     13F Combination Report


List of other manager reporting for this manager:

13F File Number          Name

28-266                    Manning & Napier Advisors, Inc.





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                              Exeter Trust Company
                          One Harbour Place, Suite 400
                        Portsmouth, New Hampshire  03801
                         New York Representative Office:
                                1100 Chase Square
                           Rochester, New York   14604


May 13, 1999

VIA EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

Re:  Exeter Trust Company

Ladies and Gentlemen:

Exeter Trust Company ("Exeter") is a non-depository, limited purpose trust company chartered under the laws of the State of New Hampshire. Exeter provides trustee services to individual and institutional clients. In addition, Exeter established a group of collective investment trust funds for employee benefit plans, in which Exeter is the directed trustee. Exeter has selected Manning & Napier Advisors, Inc. to provide investment advisory services to its clients and collective investment trust funds.


Sincerely,


/s/Michelle LaMachia
   Michelle LaMachia
   Compliance Liason